Employee and Retiree Benefits (Postretirement Health Care and Deferred Compensation Benefits) (Details) - USD ($) $ in Thousands	Aug. 27, 2016	Aug. 29, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Postretirement health care benefit cost	$ 6,346	$ 34,535
Non-qualified deferred compensation	18,003	19,508
Executive share option plan liability	3,341	4,788
SERP benefit liability	2,681	2,649
Executive deferred compensation	389	299
Officers stock-based compensation	763	242
Total postretirement health care and deferred compensation benefits	31,523	62,021
Less current portion	(4,574)	(4,931)
Long-term postretirement health care and deferred compensation benefits	$ 26,949	$ 57,090